EMPLOYEE FUTURE BENEFITS (Details 7) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012
Fair value of plan assets at end of year	199.9		233.0		231.9
Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	2.3		2.8		133.2
Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	197.6		230.2		98.7
Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0		0		0
Cash and Cash Equivalents [Member]
Fair value of plan assets at end of year	2.3		2.8		2.7
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	2.3		2.8		2.7
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	0		0		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0		0		0
Global Equity Pooled Funds [Member]
Fair value of plan assets at end of year	72.8	[1]	85.5	[1]	84.2	[1]
Global Equity Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	0	[1]	0	[1]	0	[1]
Global Equity Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	72.8	[1]	85.5	[1]	84.2	[1]
Global Equity Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0	[1]	0	[1]	0	[1]
Canadian Equity Pooled Funds [Member]
Fair value of plan assets at end of year	38.8	[2]	45.2	[2]	46.3	[2]
Canadian Equity Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]	0	[2]
Canadian Equity Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	38.8	[2]	45.2	[2]	46.3	[2]
Canadian Equity Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0	[2]	0	[2]	0	[2]
Canadian Long Bond Pooled Funds [Member]
Fair value of plan assets at end of year	35.7	[3]	43.7	[3]	43.4	[3]
Canadian Long Bond Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	0	[3]	0	[3]	0	[3]
Canadian Long Bond Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	35.7	[3]	43.7	[3]	43.4	[3]
Canadian Long Bond Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0	[3]	0	[3]	0	[3]
Canadian Bond Pooled Funds [Member]
Fair value of plan assets at end of year	37.4	[3]	43.9	[3]	43.5	[3]
Canadian Bond Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	0	[3]	0	[3]	0	[3]
Canadian Bond Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	37.4	[3]	43.9	[3]	43.5	[3]
Canadian Bond Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0	[3]	0	[3]	0	[3]
Forward Currency Contracts [Member]
Fair value of plan assets at end of year	0	[4]	(0.1)	[4]	0	[4]
Forward Currency Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	0	[4]	0	[4]	0	[4]
Forward Currency Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	0	[4]	(0.1)	[4]	0	[4]
Forward Currency Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0	[4]	0	[4]	0	[4]
Real Estate [Member]
Fair value of plan assets at end of year	12.9	[5]	12.0	[5]	11.8	[5]
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	0	[5]	0	[5]	0	[5]
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	12.9	[5]	12.0	[5]	11.8	[5]
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	0	[5]	0	[5]	0	[5]

[1]	This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (Cdn$) Index.
[2]	This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.
[3]	This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark's duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.
[4]	This category includes foreign currency forward contracts to partially hedge investments in equity and fixed income securities denominated in foreign currencies.
[5]	This category includes direct investment in office, industrial, retail and residential real estate.